Expense Example - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIPDisciplinedSmallCapPortfolio-InvestorPRO - VIP Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555